FINANCIAL INSTRUMENTS (Financial expenses, net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021
Financial Instruments [Abstract]
Interest expense on financial liabilities recorded at amortized cost	$ 14,923	$ 30,205
Bank and other financial charges (2)	8,823	14,627
Interest accretion on discounted lease obligations	2,650	3,227
Interest accretion on discounted provisions	153	242
Foreign exchange loss	782	229
Financial expenses, net (note 15(c))	27,331	48,530
Borrowing costs recognised as expense	1,600	$ 1,600
Borrowing costs incurred for amendments of loans and notes agreements	$ 3,900